Condensed Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - 10Q - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2022	1,755,664
Balance at Dec. 31, 2022	$ 1,756	$ 104,995,301	$ (78,397,023)	$ 26,600,034
Stock option expense	0	855,124		855,124
Net loss for the year ended	$ 0		(25,966,762)	(25,966,762)
Issuance of common stock upon warrant exercise (in shares)	197,467
Issuance of common stock upon warrant exercise	$ 197	4,062,245	0	4,062,442
Balance (in shares) at Dec. 31, 2023	1,977,152
Balance at Dec. 31, 2023	$ 1,977	110,125,146	(104,363,785)	5,763,338
Stock option expense	0	103,569	0	103,569
Net loss for the year ended	$ 0	0	(5,850,132)	(5,850,132)
Issuance of common stock upon warrant exercise (in shares)	269,032
Issuance of common stock upon warrant exercise	$ 269	(269)	0	0
Balance (in shares) at Dec. 31, 2023	1,977,152
Balance at Dec. 31, 2023	$ 1,977	110,125,146	(104,363,785)	5,763,338
Net loss for the year ended				(16,729,642)
Balance (in shares) at Dec. 31, 2023	1,977,152
Balance at Dec. 31, 2023	$ 1,977	110,125,146	(104,363,785)	5,763,338
Sale of common stock and warrants for cash (in shares)	4,889,030
Sale of common stock and warrants for cash	$ 4,890	21,393,493	0	21,398,383
Stock option expense		474,477	0	474,477
Net loss for the year ended	$ 0		(24,992,296)	(24,992,296)
Issuance of common stock upon warrant exercise (in shares)	3,608,568
Issuance of common stock upon warrant exercise	$ 3,608	2,363,525		2,367,133
Balance (in shares) at Mar. 31, 2024	2,308,309
Balance at Mar. 31, 2024	$ 2,308	110,265,884	(110,213,917)	54,275
Sale of common stock and warrants for cash (in shares)	220,000
Sale of common stock and warrants for cash	$ 220	1,209,318	0	1,209,538
Stock option expense	0	101,640	0	101,640
Net loss for the year ended	$ 0	0	(5,064,042)	(5,064,042)
Issuance of common stock upon warrant exercise (in shares)	1,650,391
Issuance of common stock upon warrant exercise	$ 1,651	1,387,712	0	1,389,363
Balance (in shares) at Jun. 30, 2024	4,178,700
Balance at Jun. 30, 2024	$ 4,179	112,964,554	(115,277,959)	(2,309,226)
Sale of common stock and warrants for cash (in shares)	2,741,463
Sale of common stock and warrants for cash	$ 2,742	15,518,135	0	15,520,877
Stock option expense	0	129,923	0	129,923
Net loss for the year ended	$ 0	0	(5,815,468)	(5,815,468)
Issuance of common stock upon warrant exercise (in shares)	1,689,145
Issuance of common stock upon warrant exercise	$ 1,688	976,082	0	977,770
Balance (in shares) at Dec. 31, 2024	10,536,875
Balance at Dec. 31, 2024	$ 10,537	134,394,079	(129,356,081)	5,048,535
Sale of common stock and warrants for cash (in shares)	3,302,603
Sale of common stock and warrants for cash	$ 3,302	7,911,100	0	7,914,402
Stock option expense	0	292,744	0	292,744
Net loss for the year ended	$ 0	0	(5,357,651)	(5,357,651)
Balance (in shares) at Dec. 31, 2024	10,536,875
Balance at Dec. 31, 2024	$ 10,537	134,394,079	(129,356,081)	5,048,535
Net loss for the year ended				(17,046,348)
Balance (in shares) at Mar. 31, 2025	13,839,478
Balance at Mar. 31, 2025	$ 13,839	142,597,923	(134,713,732)	7,898,030
Stock option expense	0	292,740	0	292,740
Net loss for the year ended	$ 0	0	(5,369,783)	(5,369,783)
Issuance of common stock upon warrant exercise (in shares)	2,085,115
Issuance of common stock upon warrant exercise	$ 2,086	(1,877)	0	209
Balance (in shares) at Jun. 30, 2025	15,924,593
Balance at Jun. 30, 2025	$ 15,925	142,888,786	(140,083,515)	2,821,196
Sale of common stock and warrants for cash (in shares)	13,540,767
Sale of common stock and warrants for cash	$ 13,540	7,957,710	0	7,971,250
Stock option expense	0	277,546	0	277,546
Net loss for the year ended	$ 0	0	(6,318,914)	(6,318,914)
Issuance of common stock upon warrant exercise (in shares)	240,000
Issuance of common stock upon warrant exercise	$ 240	$ 155,760	$ 0	$ 156,000